TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2022
Trade Receivables
TRADE RECEIVABLES

16. TRADE RECEIVABLES

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Trade receivables	—	822,747
Less: provision for bad debt allowance	—	(771,331)
	—	51,416

As of December 31, 2022, total trade receivables of discontinued operations were RMB 11,683,000 (Note 29).

The Company’s trade receivables are denominated in Renminbi and non-interest bearing. As of December 31, 2022 and 2021, the Company accrued RMB 795,000,000 and RMB 771,331,000, respectively, as a provision for bad debt related to the amount of outstanding trade receivables that did not conform with the Company’s credit policy. As of December 31, 2022, the Company had an increase in bad debts of RMB 33,365,000 in discontinued operations due slower collection of trade receivables.

All of the trade receivables are expected to be recovered within one year. An aging analysis of the Company’s trade receivables, based on the invoice date, is as follows:

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Within 90 days	—	81
Between 3 and 6 months	—	—
More than 6 months	—	51,335
	—	51,416

An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired, is as follows:

Past due but not impaired
	Neither past due nor	Less than	31 to 120	Over 120
	impaired	30 days	days	days	Sub-total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
December 31, 2021	81	—	—	51,335	—	51,416
December 31, 2022	—	—	—	—	—	—

Receivables that were neither past due nor impaired relate to a large number of customers for whom there was no recent history of default. All amounts are short-term. The Company does not hold any collateral over these receivables.

The net carrying value of trade receivables is considered a reasonable approximation of fair value. As of December 31, 2021, the Company is exposed to certain credit risks as 16% and 47% of the total trade receivables were due from the Company’s largest and the five largest customers, respectively.